RESTRICTED NET ASSETS	12 Months Ended
Dec. 31, 2011
RESTRICTED NET ASSETS
23.	RESTRICTED NET ASSETS

Under PRC laws and regulations, there are certain restrictions on the Company’s PRC subsidiary and VIEs with respect to transferring certain of their net assets to the Company either in the form of dividends, loans, or advances. Amounts restricted include paid-in capital and statutory reserves of the Company’s PRC subsidiary, VIEs and their wholly owned subsidiaries, totaling approximately US$72,587 and US$77,565 as of December 31, 2010 and 2011, respectively. Therefore, the Financial Statement Schedule I—Condensed financial information of the Company is included with the consolidated financial statements.